Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 8, 2019 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2018, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, GSO / Blackstone Debt Funds Management LLC (“GSO DFM”) and Sage Rock Capital Management LP (“Sage Rock”) will each serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information is revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSA Capital Partners LLP	Macro Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers:

Bayview Asset Management, LLC

Blackstone Real Estate Special Situations Advisors L.L.C.

Boussard & Gavaudan Investment Management, LLP

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

D. E. Shaw Investment Management, L.L.C.

Emso Asset Management Limited

Endeavour Capital Advisors Inc.

Good Hill Partners LP

GSA Capital Partners LLP

GSO / Blackstone Debt Funds Management LLC

H2O AM LLP

HealthCor Management, L.P.

IPM Informed Portfolio Management AB

Magnetar Asset Management LLC

Nephila Capital Ltd.

NWI Management, L.P.

Sage Rock Capital Management LP

Sorin Capital Management, LLC

Two Sigma Advisers, LP

Waterfall Asset Management, LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies	Event-Driven Multi-Strategy
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Market Neutral
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GSA Capital Partners LLP	Macro Strategies	Systematic Diversified
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies	Fixed Income – Asset Backed
H2O AM LLP	Macro Strategies	Discretionary Thematic
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
NWI Management, L.P.	Macro Strategies	Discretionary Thematic
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Sorin Capital Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” in the Prospectus:

•

GSO / Blackstone Debt Funds Management LLC (“GSO DFM”), located at 345 Park Avenue, New York, NY 10154, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Relative Value Strategies. GSO DFM is an affiliate of GSO Capital Partners LP (“GSO”). Founded in 2005, GSO had approximately $115 billion in assets under management as of March 31, 2019. GSO DFM is an indirect wholly-owned subsidiary of Blackstone and an affiliate of the Adviser on the basis that it is under common control with the Adviser.

•

Sage Rock Capital Management LP (“Sage Rock”), located at 60 East 42nd Street, New York, NY 10165, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Event-Driven Strategies. Founded in 2013, Sage Rock had approximately $110 million in assets under management as of March 31, 2019.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•

GSO / Blackstone Debt Funds Management LLC (“GSO DFM”). GSO DFM is an indirect wholly-owned subsidiary of The Blackstone Group L.P., a publically traded master limited partnership that has units that trade on the New York Stock Exchange under the symbol “BX”. GSO DFM is an affiliate of BAIA on the basis that it is under common control with BAIA.

•	Sage Rock Capital Management LP (“Sage Rock”). The principal owner of Sage Rock is Atul Khanna.

Shareholders should retain this Supplement for future reference.